Condensed Consolidated Statements of Operations (Unaudited) - USD ($) shares in Thousands, $ in Thousands	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
REVENUES:
Revenue from contract with customer	$ 78,679	$ 65,966
Net premiums earned	89,132	63,234
Total revenues	167,811	129,200
OPERATING EXPENSES:
Salaries and benefits	46,476	38,149
Ceding commission	42,378	30,389
Losses and loss adjustment expenses	36,919	26,193
Sales expense	28,437	20,352
General and administrative services	19,458	14,842
Depreciation and amortization	7,147	4,371
Total operating expenses	180,815	134,296
OPERATING INCOME (LOSS)	(13,004)	(5,096)
Change in fair value of warrant liabilities	31,686	0
Interest and other income (expense)	(684)	(437)
INCOME (LOSS) BEFORE INCOME TAX EXPENSE	17,998	(5,533)
Income tax expense	(2,030)	(1,318)
Income (loss) on equity method investment, net of tax	(102)	0
NET INCOME (LOSS)	15,866	(6,851)
Net loss (income) attributable to non-controlling interest	11,641	45
NET INCOME (LOSS) ATTRIBUTABLE TO CONTROLLING INTEREST	$ 27,507	$ (6,806)
Earnings (loss) per share/members' unit
Basic (in dollars per share)	$ 0.33	$ (68.06)
Diluted (in dollars per share)		$ (68.06)
Weighted average shares/units outstanding
Basic (in shares)	82,433	100
Diluted (in shares)		100
Commission and fee revenue
REVENUES:
Revenue from contract with customer	$ 62,461	$ 54,373
Membership and other revenue
REVENUES:
Revenue from contract with customer	$ 16,218	$ 11,593